CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ 4,598	$ (2,902)	$ (5,169)
Actuarial gains (losses) on defined benefit pension plans		172	(503)	1,599
Income tax effect on income and expenses recognised in OCI	[1]	(38)	129	(461)
Items that will not be reclassified to the Consolidated statement of income		134	(374)	1,138
Currency translation adjustments		1,710	17	(3,976)
Net gains/(losses) from available for sale financial assets		(64)	0	0
Share of OCI from equity accounted investments		(40)	0	0
Items that may be subsequently reclassified to the Consolidated statement of income		1,607	17	(3,976)
Other comprehensive income/(loss)		1,741	(357)	(2,838)
Total comprehensive income/(loss)		6,339	(3,259)	(8,007)
Attributable to the equity holders of the company		6,331	(3,279)	(8,029)
Attributable to non-controlling interests		$ 8	$ 20	$ 22

[1]	1) OCI = Other Comprehensive Income